Fair Value Measurements (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019
Proceeds from Sale of Debt Securities, Available-for-sale		$ 0.5
AvailableForSaleSecuritiesGross Realized Gains Losses Sale Proceeds Net of Tax		0.4
THE DAYTON POWER AND LIGHT COMPANY [Member]
Asset Retirement Obligation		4.7	$ 8.0	$ 8.2	$ 4.7
Asset Retirement Obligations, Noncurrent		4.7	8.0
Unrealized gains and immaterial losses on Master Trust assets in AOCI, after tax		0.0	$ 0.4	$ 0.2
AOCI reclassed to Retained Earnings before tax	$ 1.7
AOCI reclassed to Retained Earnings, net of tax	$ 1.1	(1.1)
Carrying Value [Member] | Debt [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Lines of Credit, Fair Value Disclosure		$ 586.1			$ 574.2